Financial Statement Schedule I - BALANCE SHEETS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 1,178,752	$ 668,770
Amounts due from subsidiaries	5,834	31,232
Derivative assets	23,351	5,547
Prepaid expenses and other current assets	353,781	253,542
Total current assets	4,185,822	3,252,936
Deferred tax assets	170,656	153,963
Other non-current assets	184,952	153,253
TOTAL ASSETS	6,536,854	5,467,207
Current liabilities:
Short-term borrowings	1,202,285	933,120
Amounts due to related parties	314	10,077
Derivative liabilities	10,755	10,481
Other current liabilities	237,316	121,527
Total current liabilities	3,588,355	3,091,997
Convertible notes	223,214
Long-term borrowings	446,090	619,477
Deferred tax liabilities	49,080	56,463
Liability for uncertain tax positions	14,729	15,353
TOTAL LIABILITIES	4,644,069	4,042,149
Equity:
Common shares - no par value: unlimited authorized shares, 59,371,684 and 59,820,384 shares issued and outstanding at December 31, 2019 and 2020, respectively	687,033	703,806
kTreasury stock, at cost, 609,516 and nil common shares as of		(11,845)
Additional paid-in capital	(28,236)	17,179
Retained earnings	940,304	793,601
Accumulated other comprehensive loss	(28,679)	(109,607)
Total Canadian Solar Inc. shareholders' equity	1,570,422	1,393,134
TOTAL LIABILITIES AND EQUITY	6,536,854	5,467,207
Parent Company | Reportable Legal Entities [Member]
Current assets:
Cash and cash equivalents	33,709	1,362
Restricted cash	1,316	950
Amounts due from subsidiaries	288,226	341,557
Prepaid expenses and other current assets	22,672	9,846
Total current assets	347,034	353,715
Investment in subsidiaries	1,525,951	1,383,935
Investments in affiliates	5,322	2,483
Deferred tax assets	21,358	23,657
Other non-current assets	40,456	69,070
TOTAL ASSETS	1,940,121	1,832,860
Current liabilities:
Short-term borrowings	80,000
Amounts due to related parties		340,502
Other current liabilities	32,969	8,534
Total current liabilities	112,969	353,749
Convertible notes	223,214
Long-term borrowings		50,000
Deferred tax liabilities	20,169	22,936
Liability for uncertain tax positions	13,347	13,041
TOTAL LIABILITIES	369,699	439,726
Equity:
Common shares - no par value: unlimited authorized shares, 59,371,684 and 59,820,384 shares issued and outstanding at December 31, 2019 and 2020, respectively	687,033	703,806
kTreasury stock, at cost, 609,516 and nil common shares as of		(11,845)
Additional paid-in capital	(28,236)	17,179
Retained earnings	940,304	793,601
Accumulated other comprehensive loss	(28,679)	(109,607)
Total Canadian Solar Inc. shareholders' equity	1,570,422	1,393,134
TOTAL LIABILITIES AND EQUITY	$ 1,940,121	$ 1,832,860